Summary of Significant Accounting Policies (Details) - Schedule of amounts and balances of BGY education investment ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2022 USD ($)
Current assets
Cash and cash equivalents		¥ 664,769		¥ 844,684		$ 96,497
Restricted cash, net		191,365		669,029		27,778
Amounts due from related parties, net		196,626		15,087		28,542
Inventories		6,869		7,579		997
Total current assets		1,201,733		3,688,087		174,442
Restricted cash - non current		468,184		461,350
Property and equipment, net		393,277		519,452		57,088
Intangible assets, net		322,896		485,822		46,871
Goodwill, net		1,433,916		1,950,186		208,146
Long-term investments		40,486		75,443		5,877
Prepayments for construction contract		22,448		34,523
Operating lease right-of-use assets – non current		1,453,833		1,693,463		211,037
Other non-current assets, net		15,343		68,217		2,226
Total non-current assets		3,751,398		4,864,103		544,550
TOTAL ASSETS		4,953,131		8,552,190		718,992
Current liabilities
Amounts due to related parties		343,032		40,445		49,794
Accrued expenses and other current liabilities				1,174
Refund liabilities		20,517		32,362		2,978
Operating lease liabilities – current		104,515		122,995		15,171
Total current liabilities		1,582,609		4,030,802		229,730
Deferred tax liabilities, net		21,707		26,744
Operating lease liabilities – non current		1,439,239		1,672,577		208,918
Total non-current liabilities		1,474,979		1,714,512		214,106
TOTAL LIABILITIES		3,057,588		5,745,314		$ 443,836
Net cash used in investing activities*		(836,769)	$ (121,465)	(3,079,036)	¥ 72,567
Net cash provided by/(used in) financing activities		101,383	$ 14,717	(446,534)	675,703
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for the new operating lease liabilities	[1]	86,116		159,684
Previously Reported [Member]
Current assets
Other receivables, deposits and other assets				5,534	9,973
Operating lease right-of-use assets – non current				1,773,773	1,816,721
TOTAL ASSETS				1,773,773	1,816,721
Current liabilities
Operating lease liabilities – current				123,215	196,129
Operating lease liabilities – non current				1,752,667	1,662,928
TOTAL LIABILITIES				1,875,882	1,859,057
Net cash provided by operating activities				48,951	42,978
Cash Flows From Operating Activities
Noncash lease expense				257,244	142,519
Operating lease liabilities				(213,827)	(109,514)
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for the new operating lease liabilities				228,123	75,752
Decrease of Right-of-use assets for early termination				14,415
Revision of Prior Period, Adjustment [Member]
Current assets
Other receivables, deposits and other assets				(7,728)	(2,227)
Operating lease right-of-use assets – non current				(80,310)	(25,550)
TOTAL ASSETS				(80,310)	(25,550)
Current liabilities
Operating lease liabilities – current				(220)	(62,120)
Operating lease liabilities – non current				(80,090)	36,570
TOTAL LIABILITIES				(80,310)	(25,550)
Cash Flows From Operating Activities
Noncash lease expense				(5,884)	749
Operating lease liabilities				13,612	1,478
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for the new operating lease liabilities				(48,155)	65,248
Decrease of Right-of-use assets for early termination				9,400
Revision of Prior Period As Restated [Member]
Current assets
Other receivables, deposits and other assets				(2,194)	7,746
Operating lease right-of-use assets – non current				1,693,463	1,791,171
TOTAL ASSETS				1,693,463	1,791,171
Current liabilities
Operating lease liabilities – current				122,995	134,009
Operating lease liabilities – non current				1,672,577	1,699,498
TOTAL LIABILITIES				1,795,572	1,833,507
Net cash provided by operating activities				48,951	42,978
Cash Flows From Operating Activities
Noncash lease expense				251,360	143,268
Operating lease liabilities				(200,215)	(108,036)
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for the new operating lease liabilities				179,968	141,000
Decrease of Right-of-use assets for early termination				23,815
BGY Education Investment and its Affiliates [Member]
Current assets
Cash and cash equivalents		142,642		142,609
Restricted cash, net		10,410		2,943
Accounts receivable, net		2,416		2,857
Amounts due from related parties, net		10,375		11
Other receivables, deposits and other assets		16,884		20,011
Inventories		5,748		4,761
Amounts due from Affected Entities, net				133,092
Total current assets		188,475		306,284
Restricted cash - non current		1,650		1,450
Property and equipment, net		46,747		25,034
Intangible assets, net		44,137		46,253
Goodwill, net		227,814		227,814
Long-term investments		30,289		70,315
Prepayments for construction contract		4,025
Operating lease right-of-use assets – non current		76,607		87,752
Other non-current assets, net		6,311		1,043
Total non-current assets		437,580		459,661
TOTAL ASSETS		626,055		765,945
Current liabilities
Accounts payable		6,154		10,941
Amounts due to related parties		294,164		5,641
Accrued expenses and other current liabilities		27,790		13,876
Income tax payable		19,983		19,091
Contract liabilities		107,494		139,126
Refund liabilities		9,458		10,398
Operating lease liabilities – current		20,779		12,005
Amounts due to Affected Entities				276,378
Total current liabilities		485,822		487,456
Non-current portion of contract liabilities		1,108		1,084
Deferred tax liabilities, net		9,551		9,561
Operating lease liabilities – non current		72,464		83,475
Other non-current liabilities due to related parties		11,197		13,154
Total non-current liabilities		94,320		107,274
TOTAL LIABILITIES		580,142		594,730
Revenue from continuing operations of the New VIE Entities		327,573		311,373	239,968
Revenue from discontinued operations of Affected Entities				2,303,339	1,890,156
Net income from continuing operation of the New VIE Entities after elimination of intercompany transactions		45,770		30,335	59,321
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions				369,343	471,495
Net cash provided by operating activities		36,096		555,679	1,534,031
Net cash used in investing activities*		(54,677)		(2,893,644)	(47,946)
Net cash provided by/(used in) financing activities		26,281		(42,844)	48,543
Net increase/(decrease) in cash and cash equivalents and restricted cash		7,700		(2,380,809)	1,534,628
Cash and cash equivalents and restricted cash at beginning of year		147,002		2,527,811	993,183
Cash and cash equivalents and restricted cash at end of year		¥ 154,702		¥ 147,002	¥ 2,527,811

[1]	the relevant items have been restated for the adjustments disclosed in Note 2(d).